Restatements	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Restatement [Abstract]
RESTATEMENTS

NOTE 3: RESTATEMENTS

In connection with the preparation of the Company's consolidated financial statements as of and for the fiscal year ended March 31, 2019, the Company identified inadvertent errors in the accounting for certain embedded derivative liabilities associated with warrants issued as a part of capital raises in 2017 and 2018. In connection with those capital raises, proceeds (net of fees) were accounted for as equity. Upon further evaluation, the Company determined that a portion of the capital raised should have been accounted for as liabilities with fair value changes recorded in the Company's consolidated statements of operations. Accordingly, the Company restated its previously issued consolidated financial statements and the related disclosures for the fiscal year ended March 31, 2018 and interim periods in fiscal years 2018 and 2019 as well as an adjustment to the opening balance sheet for the first interim period of fiscal 2018 (the "Restated Periods"). The adjustment to the opening balance sheet as of April 1, 2017 consisted of establishing a current derivative liability of $3,351, offset by a reduction in additional paid-in-capital of $4,180 and a reduction of accumulated deficit of $829.

The categories of misstatements and their impact on previously reported consolidated financial statements are described below:

Derivative Liability: The recognition, measurement and presentation and disclosure related to the warrants issued in conjunction with reserved private placements of the Company's common stock.

Stockholders' Deficit: The measurement and presentation and disclosure related to the derivative liability associated with the warrants issued in conjunction with the reserved private placements originally classified as additional paid in capital.

Change in Fair Value of Derivative Liabilities: The recognition, measurement and presentation and disclosure related to changes in the fair value of the derivative liability

In addition to the restatement of the financial statements, certain information within the notes to the financial statements referred to below that were included in the Company's Annual Report on Form 10-K for the fiscal year ended March 31, 2019 were impacted. Therefore, the interim condensed consolidated financial statements should be read in conjunction with that Annual Report on Form 10-K.

Note 1: Organization and Summary of Significant Accounting Policies

Note 9: Warrant Derivative Liabilities

Note 13: Stockholders' Equity (Deficit)

Note 18: Fair Value Measurements

The financial statement misstatements reflected in previously issued consolidated financial statements did not impact cash flows from operations, investing, or financing activities in the Company's consolidated statements of cash flows for any period previously presented, however they did impact individual line items.

Comparison of restated financial statements to financial statements as previously reported

The following tables compare the Company's previously issued Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cashflows for the periods ended December 31, 2018 to the corresponding restated consolidated financial statements for those periods.

CONSOLIDATED BALANCE SHEET

	December 31,	Restatement	December 31,
	2018	Adjustments	2018
	(As Reported)		(Restated)

ASSETS
CURRENT ASSETS
Cash ($35 pledged as collateral for credit)	$846		$846
Accounts receivable, net of allowance of $87	1,245		1,245
Prepaid expenses and other current assets	207		207
Current assets held for sale	617		617
Total current assets	2,915		2,915
NON-CURRENT ASSETS
Property and equipment, net	2,132		2,132
Intangible assets, net	1,130		1,130
Non-current assets held for sale	820		820
Other assets	27		27
Total non-current assets	4,109		4,109
TOTAL ASSETS	$7,024		$7,024

LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES
Accounts payable	$1,427		$1,427
Accrued liabilities	919		919
Notes payable	1,000		1,000
Warrant derivative liabilities	-	$3,641	3,641
Current liabilities held for sale	10		10
Total current liabilities	3,356	3,641	6,997

COMMITMENTS AND CONTINGENCIES
Total liabilities	3,356	3,641	6,997

STOCKHOLDERS' EQUITY (Numbers of shares rounded to thousands)

Preferred stock, $0.001 par value; 5,000 shares authorized; none issued
Common stock, $0.001 par value; 100,000 shares authorized, 52,571 shares issued and 51,986 shares outstanding	53		53
Additional paid-in-capital	129,550	(16,409)	113,141
Accumulated deficit	(124,264)	12,768	(111,496)
Treasury stock, at cost	(1,671)		(1,671)
Total stockholders' equity	3,668	(3,641)	27
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$7,024	$-	$7,024

CONSOLIDATED STATEMENT OF OPERATIONS

	Three Months Ended			Nine Months Ended
	December 31, 2018			December 31, 2018
	(As Reported)	Restatement Adjustments	(Restated)	(As Reported)	Restatement Adjustments	(Restated)
CONTINUING OPERATIONS:
REVENUES	$15		$15	$1,054		$1,054
COST OF REVENUES	17		17	653		653
GROSS PROFIT (LOSS)	(2)		(2)	401		401
OPERATING EXPENSES:
Selling, general and administrative	1,943		1,943	6,527		6,527
Depreciation, amortization, and impairment	306		306	924		924
Research and development	900		900	2,541		2,541
Total operating expenses	3,149		3,149	9,992		9,992
Loss from continuing operations before other expenses	(3,151)		(3,151)	(9,591)		(9,591)

OTHER INCOME (EXPENSE):
Change in fair value of derivative liability		$1,587	$1,587		$2,623	2,623
(Interest expense), net of interest income	(362)		(362)	(369)		(369)
Total other expenses	(362)	1,587	1,225	(369)	2,623	2,254
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(3,513)	1,587	(1,926)	(9,960)	2,623	(7,337)
DISCONTINUED OPERATIONS:
Loss from discontinued operations	(757)		(757)	(1,923)		(1,923)
Gain on disposal of discontinued operations	-		-	-		-
Total discontinued operations	(757)		(757)	(1,923)		(1,923)
PROVISION FOR INCOME TAXES	-		-	-		-
NET LOSS	$(4,270)	1,587	$(2,683)	$(11,883)	2,623	$(9,260)

NET LOSS PER SHARE
Basic and diluted: Continuing operations	$(0.07)		$(0.04)	$(0.20)		$(0.14)
Discontinued operations	(0.01)		(0.01)	(0.04)		(0.04)
Total	$(0.08)		$(0.05)	$(0.24)		$(0.18)

SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	51,974		51,974	50,489		50,489

CONSOLIDATED STATEMENT OF CASH FLOWS

	Nine Months Ended
	December 31, 2018
	As Reported	Restatement Adjustments	Restated
Cash flows from operating activities:
Net loss	$(11,883)	$2,623	$(9,260)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	924		924
Shares of common stock issued for services rendered	305		305
Share-based compensation – stock – employees	2,604		2,604
Loss from discontinued operations	1,923		1,923
Change in fair value of derivative liabilities	-	(2,623)	(2,623)
Changes in assets and liabilities:
Accounts receivable	1,372		1,372
Inventory	4		4
Prepaid expenses	13		13
Other current assets	45		45
Accounts payable	(943)		(943)
Accrued liabilities	(174)		(174)
Net cash used in operating activities of continuing operations	(5,810)		(5,810)
Net cash used in discontinued operations	(1,472)		(1,472)
Net cash used in operating activities	(7,282)		(7,282)

Cash flows from investing activities:
Purchases of property and equipment	(21)		(21)
Net cash used in investing activities of continuing operations	(21)		(21)
Net cash used in investing activities of discontinued operations	(249)		(249)
Net cash used in investing activities	(270)		(270)

Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees	4,221		4,221
Proceeds from credit facility	1,000		1,000
Repayment of debt	(500)		(500)
Purchase of treasury shares from employees for tax withholdings	(53)		(53)
Net cash provided by financing activities	4,668		4,668
NET DECREASE IN CASH	(2,884)		(2,884)
Cash - beginning of period	3,730		3,730
Cash - end of period	$846		$846

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$366		$366
Cash paid for income taxes	$-		$-

NOTE 3: RESTATEMENTS

In connection with the preparation of the Company’s consolidated financial statements as of and for the fiscal year ended March 31, 2019, the Company identified inadvertent errors in the accounting for certain embedded derivative liabilities associated with warrants issued as a part of capital raises in 2017 and 2018. In connection with those capital raises, proceeds (net of fees) were accounted for as equity. Upon further evaluation, the Company determined that a portion of the capital raised should have been accounted for as liabilities with fair value changes recorded in the Company’s consolidated statements of operations. Accordingly, the Company is restating herein its previously issued consolidated financial statements and the related disclosures for the fiscal year ended March 31, 2018 and interim periods in fiscal years 2018 and 2019 as well as an adjustment to the opening balance sheet for the first interim period of fiscal 2018 (the “Restated Periods”). The adjustment to the opening balance sheet as of April 1, 2017 consisted of establishing a current derivatives liability of $3,351, offset by a reduction in additional paid-in-capital of $4,180 and a reduction of accumulated deficit of $829.

The categories of misstatements and their impact on previously reported consolidated financial statements for the 2018 and 2017 annual periods are described below:

Derivative Liability: The recognition, measurement and presentation and disclosure related to the warrants issued in conjunction with reserved private placements of the Company’s common stock.

Stockholders’ Deficit: The measurement and presentation and disclosure related to the derivative liability associated with the warrants issued in conjunction with the reserved private placements originally classified as additional paid in capital.

Change in Fair Value of Derivative Liabilities: The recognition, measurement and presentation and disclosure related to changes in the fair value of the derivative liability

In addition to the restatement of the financial statements, certain information within the following notes to the financial statements have been restated to reflect the corrections of misstatements discussed above as well as to add disclosure language as appropriate:

Note 1: Organization and Summary of Significant Accounting Policies

Note 9: Warrant Derivative Liabilities

Note 13: Stockholders’ Equity (Deficit)

Note 18: Fair Value Measurements

The financial statement misstatements reflected in previously issued consolidated financial statements did not impact cash flows from operations, investing, or financing activities in the Company’s consolidated statements of cash flows for any period previously presented, however they did impact individual line items.

Comparison of restated financial statements to financial statements as previously reported

The following tables compare the Company’s previously issued Consolidated Balance Sheet, Consolidated Statements of Operations, Consolidated Statement of Cashflows, and Consolidated Statement of Changes in Stockholders’ Equity as of and for the year ended March 31, 2018 to the corresponding restated consolidated financial statements for that year.

		(Dollars in thousands,
		except per share data)
	March 31,	Restatement	March 31,
	2018	Adjustment	2018
	As Reported		As Restated
ASSETS
CURRENT ASSETS
Cash ($265 pledged as collateral for credit)	$3,730	$-	$3,730
Accounts receivable, net of allowance of $87	2,617	-	2,617
Prepaid expenses and other current assets	242	-	242
Current assets held for sale	645	-	645
Total current assets	7,234	-	7,234
NON-CURRENT ASSETS
Property and equipment, net	2,619	-	2,619
Intangible assets, net	1,545	-	1,545
Non-current assets held for sale	1,023	-	1,023
Other assets	26	-	26
Total non-current assets	5,213	-	5,213
TOTAL ASSETS	$12,447	-	$12,447

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)

CURRENT LIABILITIES
Accounts payable	$2,350	$-	$2,350
Accrued liabilities	1,080	-	1,080
Derivative liabilities	-	3,694	3,694
Current portion of long-term debt	500	-	500
Current liabilities held for sale	43	-	43
Total current liabilities	3,973	3,694	7,667
NON-CURRENT LIABILITIES
Long-term debt, net of current portion	-	-	-
Long-term debt, net of current portion - related party	-	-
COMMITMENTS AND CONTINGENCIES
Total liabilities	3,973	3,694	7,667

STOCKHOLDERS’ EQUITY (DEFICIT) (Numbers of shares rounded to thousands)

Preferred stock, $0.001 par value; 5,000 shares authorized; none issued	-	-	-
Common stock, $0.001 par value; 100,000 shares authorized, 49,468 shares issued and 48,923 shares outstanding as of March 31, 2018	49	-	49
Additional paid-in-capital	122,424	(13,839)	108,585
Accumulated deficit	(112,381)	10,145	(102,236)
Treasury stock, at cost	(1,618)	-	(1,618)
Total stockholders’ equity (deficit)	8,474	(3,694)	4,780
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$12,447	-	$12,447

	Year Ended		Year Ended
	March 31,	Restatement	March 31,
	2018	Adjustment	2018
	As Reported		As Restated
CONTINUING OPERATIONS:

REVENUES	$558	$-	$558

COST OF REVENUES	243	-	243

GROSS PROFIT (LOSS)	315	-	315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation	25,962	-	25,962
Professional fees and consulting, including share-based compensation	4,812		4,812
Selling, general and administrative	1,677	-	1,677
Depreciation, amortization, and impairment	818	-	818
Research and development	5,576	-	5,576
Total operating expenses	38,845	-	38,845
Loss from continuing operations before other expenses	(38,530)	-	(38,530)

OTHER EXPENSE:
Change in fair value of derivative liabilities	-	9,316	9,316
Interest expense, net of interest income	(55)	-	(55)
Total other expenses	(55)	9,316	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(38,585)	9,316	(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations	(4,181)	-	(4,181)
Gain on disposal of discontinued operations	636	-	636
Total discontinued operations	(3,545)	-	(3,545)
PROVISION FOR INCOME TAXES	22	-	22
NET LOSS	(42,152)	9,316	(32,836)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	-		-
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$(42,152)	$9,316	$(32,836)

NET LOSS PER SHARE
Basic and diluted: Continuing operations	$(0.85)	$(0.21)	$(0.64)
Discontinued operations	$(0.08)	-	$(0.08)
Total	$(0.93)	$0.21	$(0.72)

SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	45,500		45,500

	Year Ended March 31,	Restatement	Year Ended March 31,
	2018	Adjustment	2018
	As Reported		As Restated
Cash flows from operating activities:
Net loss attributable to controlling interest	$(42,152)	$9,316	$(32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	3,041	-	3,041
Shares of common stock issued for services rendered	2,860	-	2,860
Share-based compensation – stock - employees	20,592	-	20,592
Share-based compensation due to employment agreements	1,500	-	1,500
Change in value of derivative liabilities		(9,316)	(9,316)
(Income) loss from discontinued operations	4,181		4,181
Gain on sale of discontinued operations	(636)	-	(636)
Loss on retirement of assets	61	-	61
Changes in assets and liabilities:
Accounts receivable	(1,060)	-	(1,060)
Inventory	(983)	-	(983)
Prepaid expenses	90	-	90
Other current assets	(56)	-	(56)
Other assets	6	-	6
Accounts payable	634	-	634
Accrued liabilities	(1,691)	-	(1,691)
Net cash used in operating activities of continuing operations	(13,613)	-	13,613)
Net cash used in discontinued operations	(4,030)	-	(4,030)
Net cash used in operating activities	(17,643)	-	(17,643)

Cash flows from investing activities:
Proceeds from sale of Eco3d	2,029	-	2,029
Purchases of short-term investments	(1,001)	-	(1,001)
Redemption of short-term investments	1,001	-	1,001
Purchases of property and equipment	(277)	-	(277)
Net cash provided by (used in) investing activities	1,752	-	1,752

Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees	12,693	-	12,693
Purchase of treasury shares from employees	(1,618)	-	(1,618)
Repayments of debt - related parties	(100)	-	(100)
Net cash provided by financing activities	10,975	-	10,975
NET INCREASE (DECREASE) IN CASH	(4,916)	-	(4,916)
Cash - beginning of period	8,646	-	8,646
Cash - end of period	$3,730	$-	$3,730

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$60	$-	$60
Cash paid for income taxes	$-	$-	$-

SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment	$2,477	$-	$2,477

Assets and liabilities acquired via acquisition of companies:
Identifiable intangible assets	$1,435	$-	$1,435
Goodwill	$65	$-	$65
Other assets	$28	$-	$28

The Company’s financial statements as of March 31, 2017, contained the following adjustments: (1) overstatement of additional-paid-in-capital by $4,180, (2) understatement of warrant liability by $3,351, and (3) overstatement of net loss due to change in fair value of warrant liability by $829. Accumulated deficit as of April 1, 2017, has been reduced by $4,180 to correct the aggregate effect of the adjustments, net of their related income tax effect of $0. Had the errors not been made, net loss for fiscal 2017 would have been decreased by $829, net of income tax of $0 due to the Company having a full valuation allowance for its net deferred tax assets. These adjustments were made to correct an error made in fiscal year 2017 of classifying certain warrants issued in May 2017 as a component of equity rather than as a liability at inception and changes in the fair value of the warrant liability not being recognized in the statement of operations.

	Preferred		Common		Additional Paid-In-	Accumulated	Treasury
	Shares	Amount	Shares	Amount	Capital	Deficit	Stock	Total
Balances at April 1, 2017 (Restated)	-	$-	42,330	$42	$80,845	$(69,400)	$-	$11,487

Shares issued for cash in private placement, net of expenses (Restated)	-	-	5,000	5	3,029	-	-	3,034

Share-based compensation – stock – Board of Directors	-	-	201	-	550	-	-	550

Share-based compensation – stock – services rendered	-	-	65	-	596	-	-	596

Share-based compensation – stock – employees	-	-	1,783	2	20,590	-	-	20,592

Purchase shares from employees in lieu of taxes	-	-	-	-	-	-	(1,618)	(1,618)

Stock issued to purchase 440 Labs	-	-	300	-	1,500	-	-	1,500

Share-based compensation due to employment agreements	-	-	300	-	1,500	-	-	1,500

Warrant conversion – cashless	-	-	49	-	-	-	-	-

Sale of Eco3d, shares received and cancelled	-	-	(560)	-	(25)	-	-	(25)

Net loss for the period (Restated)	-	-	-	-	-	(32,836)	-	(32,836)

Balances at March 31, 2018 (Restated)	-	-	49,468	49	108,585	(102,236)	(1,618)	4,780